Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income attributable to Pyxis Tankers Inc.	$ 1,994	$ 12,868	$ 37,037
Less: Dividend on PXSAP		(562)	(810)
Less: Deemed dividend on redeemed PXSAP		(2,682)
Net income attributable to common shareholders	1,994	9,624	36,227
Dividend on PXSAP			810
Net income attributable to common shareholders, diluted	$ 1,994	$ 9,624	$ 37,037
Preferred shares			1,884,718
Weighted average number of common shares, basic	10,422,154	10,524,511	10,701,059
Weighted average number of common shares, diluted	10,422,154	10,524,511	12,585,777
Net income per common share, basic	$ 0.19	$ 0.91	$ 3.38
Net income per common share, diluted	$ 0.19	$ 0.91	$ 2.94